TAXATION - Income (loss) before income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
TAXATION
Mainland China	¥ (67,851)	$ (9,703)	¥ (42,551)	¥ (50,136)
Other jurisdictions	(340,955)	(48,755)	(31,091)	62,712
Total profit income (loss) before tax	¥ (408,806)	$ (58,458)	¥ (73,642)	¥ 12,576